N-2 - USD ($)			3 Months Ended
		Aug. 04, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001580345
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		TriplePoint Venture Growth BDC Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses:

Sales load payable by us (as a percentage of offering price)

%(1)

Offering expenses (as a percentage of offering price)

%(2)

Dividend reinvestment plan expenses

—

%(3)

Total Stockholder Transaction Expenses (as a percentage of offering price)

%

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]
Other Transaction Expenses [Percent]
Annual Expenses [Table Text Block]

Annual Expenses (as percentage of net assets attributable to common stock):

Base management fee payable under the Investment Advisory Agreement

3.77

%(4)

Incentive fee payable under the Investment Advisory Agreement (20% of net investment income and realized capital gains)

3.24

%(5)

Interest payments on borrowed funds

5.55

%(6)

Other expenses

1.57

%(7)

Total annual expenses

14.13

%

Management Fees [Percent]	[4]	3.77%
Interest Expenses on Borrowings [Percent]	[5]	5.55%
Incentive Fees [Percent]	[6]	3.24%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	1.57%
Total Annual Expenses [Percent]		14.13%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above, and that you would pay a sales load of 3.00% (the underwriting discount that may be paid by us with respect to common stock sold by us in this offering).

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return(1)	$109	$308	$484	$841
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return entirely from realized capital gains	$119	$333	$518	$881
__________
(1)	Assumes no return from net realized capital gains or net unrealized capital appreciation.

Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by "you", or "us" or that "we" will pay fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, you will indirectly bear such fees or expenses as an investor in us.

Basis of Transaction Fees, Note [Text Block]		The expenses of the dividend reinvestment plan are included in "Other expenses." See "Dividend Reinvestment Plan" in the accompanying prospectus.
Other Transaction Fees Basis, Note [Text Block]		"Other expenses" (approximately $6.4 million) represent our estimated amounts for the current fiscal year, which are based upon the results of our operations for the six months ended June 30, 2022, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our Administrator.
Other Expenses, Note [Text Block]		Amount reflects estimated net offering expenses associated with this offering. We estimate that we will incur offering expenses of approximately $250,000 in connection with this offering.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS

Our common stock is traded on the NYSE under the symbol "TPVG." The following table sets forth, for each fiscal quarter during the last two fiscal years and the current fiscal year to date, the net asset value ("NAV") per share of our common stock, the high and low closing sales prices for our common stock, such sales prices as a percentage of NAV per share and quarterly distributions per share.

Period	NAV(1)	Closing Sales Price(2)		Premium/(Discount) of High Sales Price to NAV(3)	Premium/(Discount) of Low Sales Price to NAV(3)	Declared Distributions
		High	Low
Third Quarter of 2022 (through August 3, 2022)	*	$14.26	$12.72	*	*	*
Second Quarter of 2022	$13.01	$17.88	$12.17	37.4%	(6.5)%	$0.36
First Quarter of 2022	$13.84	$18.07	$15.80	30.6%	14.2%	$0.36
Fourth Quarter of 2021	$14.01	$19.05	$15.90	36.0%	13.5%	$0.36
Third Quarter of 2021	$13.92	$16.20	$15.02	16.4%	7.9%	$0.36
Second Quarter of 2021	$13.03	$16.71	$14.17	28.2%	8.7%	$0.36
First Quarter of 2021	$13.00	$15.13	$12.83	16.4%	(1.3)%	$0.36
Fourth Quarter of 2020	$12.97	$13.56	$10.49	4.5%	(19.1)%	$0.46	(4)
Third Quarter of 2020	$13.28	$12.48	$9.58	(6.0)%	(27.9)%	$0.36
Second Quarter of 2020	$13.17	$11.55	$4.69	(12.3)%	(64.4)%	$0.36
First Quarter of 2020	$12.85	$14.42	$2.90	12.2%	(77.4)%	$0.36
__________
(1)

NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)	Closing sales price as provided by the NYSE.
(3)	Calculated as of the respective high or low closing sales price divided by the quarter end NAV and subtracting 1.
(4)	Includes a $0.10 per share special distribution.
*	Not determinable at the time of filing.

Lowest Price or Bid	[8]	$ 12.72	$ 12.17	$ 15.8	$ 15.9	$ 15.02	$ 14.17	$ 12.83	$ 10.49	$ 9.58	$ 4.69	$ 2.9
Highest Price or Bid	[8]	$ 14.26	$ 17.88	$ 18.07	$ 19.05	$ 16.2	$ 16.71	$ 15.13	$ 13.56	$ 12.48	$ 11.55	$ 14.42
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[9]		37.40%	30.60%	36.00%	16.40%	28.20%	16.40%	4.50%	(6.00%)	(12.30%)	12.20%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[9]		(6.50%)	14.20%	13.50%	7.90%	8.70%	(1.30%)	(19.10%)	(27.90%)	(64.40%)	(77.40%)
Latest NAV	[10]		$ 13.01	$ 13.84	$ 14.01	$ 13.92	$ 13.03	$ 13	$ 12.97	$ 13.28	$ 13.17	$ 12.85
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]

CAPITALIZATION

The following table sets forth our capitalization:

•        on an actual basis as of June 30, 2022; and

•        on an as-adjusted basis to give effect to the sale of 3,750,000 shares of our common stock in this offering (assuming no exercise of the underwriters’ over-allotment option), after deducting the underwriting discounts and commissions of $            payable by us and estimated offering expenses of approximately $250,000 payable by us.

This table should be read in conjunction with "Use of Proceeds" included in this prospectus supplement and with "Management’s Discussion and Analysis of Financial Condition and Results of Operations" and consolidated financial statements and the related notes thereto in our most recently filed Annual Report on Form 10-K, as well as in subsequent filings with the SEC, including our Quarterly Report on Form 10-Q for the quarter ended June 30, 2022, incorporated by reference herein.

	As of June 30, 2022
	Actual	As Adjusted(1)
	(dollars in thousands, except per share data)
Assets:
Investments at fair value (amortized cost of $880,280)	$876,718	$
Cash	43,098
Deferred credit facility costs	1,721
Prepaid expenses and other assets	522
Total assets	$922,059	$

Liabilities:
Credit Facility(2)	105,000
2025 Notes (net of deferred financing costs of $558)	69,442
2026 Notes (net of deferred financing costs of $1,623)	198,377
2027 Notes (net of deferred financing costs of $1,297)	123,703
Base management fee payable	3,901
Income incentive fee payable	3,163
Other accrued expenses and liabilities	14,149
Total liabilities	$517,735	$

Stockholder’s equity:
Common stock, par value $0.01 per share (450,000 shares authorized; 31,074 shares issued and outstanding (actual); 34,824 shares issued and outstanding (as adjusted))	311
Preferred stock, par value $0.01 per share (50,000 shares authorized; no shares issued and outstanding (actual and as adjusted))	—
Paid-in capital in excess of par value	415,095
Total distributable earnings	(11,082)
Total stockholders’ equity	$404,324	$
Total liabilities and stockholders’ equity	$922,059	$
Net asset value per share .	$13.01	$
__________
(1)	Excludes up to 562,500 shares of our common stock issuable by us upon exercise of the underwriters’ over- allotment option.
(2)

As of August 4, 2022 we had approximately $135 million of borrowings outstanding under the Credit Facility. This table has not been adjusted to reflect the changes in our outstanding borrowings under the Credit Facility subsequent to June 30, 2022.

Other Performance Based Incentive Fees [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[11]	$ 109
Expense Example, Years 1 to 3	[11]	308
Expense Example, Years 1 to 5	[11]	484
Expense Example, Years 1 to 10	[11]	841
Scenario, Plan [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		119
Expense Example, Years 1 to 3		333
Expense Example, Years 1 to 5		518
Expense Example, Years 1 to 10		881
Note 2025 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		69,442
Note 2026 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		198,377
Note 2027 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		$ 123,703

[1]	The underwriting discount and commission with respect to shares of our common stock sold in this offering, which is a one-time fee paid to the underwriters, is the only sales load paid in connection with this offering. The sales load due to the underwriters is % of the offering price.
[2]	The expenses of the dividend reinvestment plan are included in "Other expenses." See "Dividend Reinvestment Plan" in the accompanying prospectus.
[3]	Amount reflects estimated net offering expenses associated with this offering. We estimate that we will incur offering expenses of approximately $250,000 in connection with this offering.
[4]	Our base management fee, payable quarterly in arrears, is at an annual rate of 1.75% of our average adjusted gross assets, including assets purchased with borrowed amounts and other forms of leverage. See "Management Agreements — Investment Advisory Agreement" in the accompanying prospectus.
[5]	"Interest payments on borrowed funds" represent our estimated annual interest payment, fees and credit facility expenses and are based on results of operations for the six months ended June 30, 2022 (annualized), including with respect to the Credit Facility and 4.50% unsecured notes due March 19, 2025, or the "2025 Notes", 4.50% unsecured notes due March 1, 2026, or the "2026 Notes", and 5.00% unsecured notes due February 28, 2027, or the "2027" Notes. We refer to the 2025 Notes, 2026 Notes and the 2027 Notes collectively as the "Notes". The costs associated with any outstanding indebtedness are indirectly borne by our common stockholders. The amount of leverage we employ at any particular time will depend on, among other things, the Board and our Adviser’s assessment of the market and other factors at the time at any proposed borrowing. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
[6]
__________
(1)

The underwriting discount and commission with respect to shares of our common stock sold in this offering, which is a one-time fee paid to the underwriters, is the only sales load paid in connection with this offering. The sales load due to the underwriters is            % of the offering price.

(2)	Amount reflects estimated net offering expenses associated with this offering. We estimate that we will incur offering expenses of approximately $250,000 in connection with this offering.
(3)	The expenses of the dividend reinvestment plan are included in "Other expenses." See "Dividend Reinvestment Plan" in the accompanying prospectus.
(4)

Our base management fee, payable quarterly in arrears, is at an annual rate of 1.75% of our average adjusted gross assets, including assets purchased with borrowed amounts and other forms of leverage. See "Management Agreements — Investment Advisory Agreement" in the accompanying prospectus.

(5)

Assumes that annual incentive fees earned by our Adviser remain consistent with the incentive fees that would have been earned by our Adviser (if not for the cumulative "catch-up" provision explained below) for the six months ended June 30, 2022 adjusted for any equity issuances. The incentive fee consists of two components, investment income and capital gains, which are largely independent of each other, with the result that one component may be payable even if the other is not payable.

Under the investment income component, we pay our Adviser each quarter 20.0% of the amount by which our pre-incentive fee net investment income for the quarter exceeds a hurdle rate of 2.0% (which is 8.0% annualized) of our net assets at the end of the immediately preceding calendar quarter, subject to a "catch-up" provision pursuant to which our Adviser receives all of such income in excess of the 2.0% level but less than 2.5% and subject to a total return requirement. The effect of the "catch-up" provision is that, subject to the total return provision discussed below, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, our Adviser receives 20.0% of our pre-incentive fee net investment income as if the 2.0% hurdle rate did not apply. The foregoing incentive fee is subject to a total return requirement, which provides that no incentive fee in respect of our pre-incentive fee net investment income is payable except to the extent that 20.0% of the cumulative net increase in net assets resulting from operations since March 5, 2014 exceeds the cumulative incentive fees accrued and/or paid since March 5, 2014. In other words, any investment income incentive fee that is payable in a calendar quarter will be limited to the lesser of (i) 20.0% of the amount by which our pre-incentive fee net investment income for such calendar quarter exceeds the 2.0% hurdle, subject to the "catch-up" provision and (ii) (x) 20.0% of the cumulative net increase in net assets resulting from operations since March 5, 2014 minus (y) the cumulative incentive fees accrued and/or paid since March 5, 2014. For the foregoing purpose, the "cumulative net increase in net assets resulting from operations" is the sum of our pre-incentive fee net investment income, realized gains and losses and unrealized appreciation and depreciation since March 5, 2014. Under the capital gains component of the incentive fee, we pay our Adviser at the end of each calendar year 20.0% of our aggregate cumulative realized capital gains from inception through the end of that year, computed net of our aggregate cumulative realized capital losses and our aggregate cumulative unrealized depreciation through the end of such year, less the aggregate amount of any previously paid capital gain incentive fees. For the foregoing purpose, our "aggregate cumulative realized capital gains" does not include any unrealized appreciation. It should be noted that we accrue an incentive fee for accounting purposes taking into account any unrealized appreciation in accordance with GAAP. The capital gains component of the incentive fee is not subject to any minimum return to stockholders.

(6)

"Interest payments on borrowed funds" represent our estimated annual interest payment, fees and credit facility expenses and are based on results of operations for the six months ended June 30, 2022 (annualized), including with respect to the Credit Facility and 4.50% unsecured notes due March 19, 2025, or the "2025 Notes", 4.50% unsecured notes due March 1, 2026, or the "2026 Notes", and 5.00% unsecured notes due February 28, 2027, or the "2027" Notes. We refer to the 2025 Notes, 2026 Notes and the 2027 Notes collectively as the "Notes". The costs associated with any outstanding indebtedness are indirectly borne by our common stockholders. The amount of leverage we employ at any particular time will depend on, among other things, the Board and our Adviser’s assessment of the market and other factors at the time at any proposed borrowing. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(7)

"Other expenses" (approximately $6.4 million) represent our estimated amounts for the current fiscal year, which are based upon the results of our operations for the six months ended June 30, 2022, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our Administrator.

[7]	"Other expenses" (approximately $6.4 million) represent our estimated amounts for the current fiscal year, which are based upon the results of our operations for the six months ended June 30, 2022, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our Administrator.
[8]	Closing sales price as provided by the NYSE.
[9]	Calculated as of the respective high or low closing sales price divided by the quarter end NAV and subtracting 1.
[10]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
[11]	Assumes no return from net realized capital gains or net unrealized capital appreciation.